FEDERATED HERMES ETF TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 19, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:	FEDERATED HERMES ETF TRUST (the “Registrant”)
Federated Hermes Short-Term Corporate ETF Federated Hermes Short-Term High Yield ETF (the “Funds”) 1933 Act File No. 1940 Act File No. 811-23730

Dear Sir or Madam:

Enclosed are the filing materials for a newly formed investment company named “Federated Hermes ETF Trust” and its initial portfolios named “Federated Hermes Short-Term Corporate ETF” and “Federated Hermes Short-Term High Yield ETF”. The enclosed initial registration statement is filed on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. This Registration Statement is being filed electronically. The Funds have filed electronically a Notification of Registration on Form N-8A concurrently with this filing.

The Funds may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me by phones at (724) 720-8832 or by email at Christina.Eifler@FederatedHermes.com.

Very truly yours,

/s/ Christina Eifler
Christina Eifler
Senior Paralegal